Cover	Jul. 16, 2026
Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002062419
Document Type	S-6
Entity Registrant Name	SmartTrust 752
Document Period End Date	Jul. 16, 2026
Cefa Selectbdc Trust
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective through investment in the common stock of closed-end investment companies, known as closed-end funds, that have elected to be treated as business development companies under the Investment Company Act of 1940 (“BDCs”). The election to be treated as a BDC provides an exemption from certain provisions of the Investment Company Act of 1940. BDCs are designed to facilitate capital formation for small and middle-market companies. BDCs are required to have at least 70% of their investments in eligible assets, which may include: (i) securities of eligible portfolio companies (generally, domestic companies that are not investment companies and that cannot have a class of securities listed on a national securities exchange or have securities that are marginable that are purchased from that company in a private transaction); (ii) securities received by BDCs in connection with their ownership of securities of eligible portfolio companies; or (iii) cash, cash items, government securities, or high-quality debt securities maturing one year or less from the time of investment. BDCs are required to make available significant managerial assistance to the issuers of these portfolio companies. Significant managerial assistance refers to any arrangement whereby a BDC provides significant guidance and counsel concerning the management, operations, or business objectives and policies of a portfolio company. Examples of such activities include arranging financing, managing relationships with financing sources, recruiting management personnel, and evaluating acquisition and divestiture opportunities. BDCs are frequently externally managed by an investment adviser which may also provide this external managerial assistance to portfolio companies.The portfolio of the trust was selected by Closed-End Fund Advisors, Inc. (CEFA), the portfolio consultant. To select the portfolio, the portfolio consultant followed a disciplined process that included both quantitative screening and qualitative analysis. The portfolio consultant considered only publicly traded BDCs for inclusion in the portfolio. The portfolio consultant then selected the portfolio after an analysis of the following factors, among others, for each BDC: market capitalization; liquidity; frequency of dividends; current dividend yields; current dividend coverage; leverage; returns of capital; statistical analysis, including analysis of trailing total returns as well as a form of standard deviation analysis generally referred to as Z-statistics; and analyst coverage and outlooks.Certain BDCs held by the trust may invest in companies with smaller market capitalizations and in high yield debt obligations (“junk bonds”).
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, at least 80% of the trust’s net assets will be invested in common stock of BDCs.